Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 33,091	$ 4,237	$ 11,114	$ 136,236